Consolidated statements of financial position - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Current
Cash	$ 15,324,176	$ 63,126
Trade and other receivables [note 3]	276,479	138,656
Income tax receivable	241	6,454
Inventories [note 4]	7,167,850	6,209,287
Prepaid expenses [note 4]	2,838,578	2,156,844
Share subscription receivable [note 14]	39,200	39,200
Advances to related parties [note 14]	17,266
Total current assets	25,663,790	8,613,567
Right-of-use assets [note 5]	214,777	260,807
Property and equipment [note 6]	1,460,890	1,578,422
Intangibles [note 7]	845,550	868,543
Deferred income taxes	85,950	92,973
Other financial assets		5,929
Total assets	28,270,957	11,420,241
Current
Trade and other payables [notes 9 & 14]	1,099,796	4,497,508
Provision on onerous contracts	91,667	91,667
Contract liabilities [note 10]	937,713	827,642
Advances from related parties [note 14]		84,616
Current portion of lease liabilities [note 11]	128,557	122,077
Current portion of long-term debt [note 12]	105,958	101,397
Current portion of derivative liabilities [notes 2 and 13]		1,964,774
Total current liabilities	2,363,691	7,689,681
Lease liabilities [note 11]	86,534	137,715
Long-term debt [note 12]	290,044	357,243
Derivative liabilities [notes 2 and 13]	1,803,367	215,615
Total liabilities	4,543,636	8,400,254
Shareholders' equity
Capital stock [note 15]	80,822,387	55,421,479
Contributed surplus [note 16]	12,599,996	12,080,817
Accumulated other comprehensive income	1,114,938	1,127,048
Deficit	(70,810,000)	(65,609,357)
Total shareholders' equity	23,727,321	3,019,987
Total shareholders' equity and liabilities	$ 28,270,957	$ 11,420,241